Shareholders' Equity - Additional Information (Detail) - JPY (¥) ¥ in Millions							6 Months Ended
	Nov. 30, 2025	Jul. 31, 2025	Jan. 31, 2025	Jul. 31, 2024	May 23, 2024	May 15, 2024	Sep. 30, 2025	Sep. 30, 2024	Nov. 14, 2025	May 14, 2025	Mar. 31, 2025	Nov. 14, 2024
Purchase of treasury stock							¥ 100,579	¥ 101,577
Number of share acquired in share based payment arrangement					153,000	149,000
Common stock [member]
Number of authorized shares							9,000,000,000				9,000,000,000
Share repurchase program [member]
Shares authorized to be repurchased amount						¥ 100,000			¥ 150,000	¥ 100,000		¥ 150,000
Number of shares repurchased			40,086,100	9,561,800
Purchase of treasury stock			¥ 150,000	¥ 100,000
Shares authorized to be repurchased, shares						15,000,000			50,000,000	40,000,000		60,000,000
Shares repurchased during period shares	7,226,900	27,551,100
Shares repurchased during period value	¥ 33,000	¥ 100,000